Reconciliation of loss after income tax to net cash used in operating activities - Disclosure of reconciliation of profit or loss to operating cash flows (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of reconciliation of profit or loss to operating cash flows [Line Items]
Loss after income tax expense from continuing operations	$ (8,421,960)	$ (12,467,466)	$ (10,270,000)
Adjustments for:
Depreciation & amortisation	1,265,000	1,084,000	1,084,000
Impairment of property, plant & equipment			1,000
Net fair value loss on financial assets		168,000	1,809,000
Share based payments	637,000	262,000	246,000
Foreign exchange differences	430,000
Loss on contingent consideration	2,570,000	474,000	63,000
Change in operating assets & liabilities:	(3,521,000)	(10,479,000)	(7,067,000)
Decrease in trade and other receivables	(5,027,000)	358,000	825,000
Increase/(decrease) in accrued revenue			(138,000)
Decrease/(increase) in prepayments	(1,182,000)	(168,000)	398,000
Decrease/(increase) in trade and other payables	1,010,000	1,722,000	(409,000)
Decrease in deferred tax liability	(484,000)	(298,000)	(298,000)
Increase/(decrease) in other provisions	93,000	55,000	(25,000)
Net cash used in operating activities	$ (9,111,000)	$ (8,810,000)	$ (6,714,000)